Note 3 - Summary of Significant Accounting Policies: (l) Advertising (Policies)	9 Months Ended
Sep. 30, 2015
Policies
(l) Advertising

(l)  Advertising

Advertising costs are expensed as incurred and amounted to $1,531 and $14,931 for the years ended December 31, 2014 and 2013, respectively, and $2,017 and $1,316  for the nine months ended September 30, 2015 and 2014 (unaudited), respectively.